Equity - Summary of Dividends Paid by the Group (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 103,329	$ 96,529	$ 84,188
Dividends paid, ordinary shares per share (USD per share)	$ 0.7020	$ 0.6558	$ 0.7196
Class A
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 38,082	$ 38,462	$ 0
Dividends paid, ordinary shares per share (USD per share)	$ 0.7020	$ 0.7090	$ 0
Class B
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 65,247	$ 58,067	$ 84,188
Dividends paid, ordinary shares per share (USD per share)	$ 0.7020	$ 0.6247	$ 0.7196